UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09987

 NAME OF REGISTRANT:                     Floating Rate Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


Floating Rate Portfolio
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 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932370771
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        Security:  420781304
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2005
          Ticker:  HAYZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM H. CUNNINGHAM                                     Mgmt          For                            For
       LAURIE SIEGEL                                             Mgmt          For                            For
       MOSHEN SOHI                                               Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
       ITS FISCAL YEAR ENDING JANUARY 31, 2006.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Floating Rate Portfolio
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/25/2006